                                                    STAGECOACH FUNDS-Registered
                                                                     Trademark-


                   Semi-Annual Report
                   Treasury Plus
                   MONEY MARKET
                           Fund


                               Class E


                               September 30, 1998

Treasury Plus Money Market Fund                                TABLE OF CONTENTS
------------------------------------------------------------------------

         LETTER TO SHAREHOLDERS................................1

         INVESTMENT ADVISOR COMMENTARY AND
         PERFORMANCE AT A GLANCE

             Treasury Plus Money Market Fund...................3

         PORTFOLIOS OF INVESTMENTS

             Treasury Plus Money Market Fund...................6

         STAGECOACH FUNDS

             Statement of Assets and Liabilities...............8

             Statement of Operations...........................9

             Statements of Changes in Net Assets..............10

             Financial Highlights.............................12

             Notes to Financial Statements....................18

         LIST OF ABBREVIATIONS................................26

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

                                                                               i
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ii

LETTER TO SHAREHOLDERS                           Treasury Plus Money Market Fund
------------------------------------------------------------------------

TO OUR SHAREHOLDERS

  Thank you for your investment in the Stagecoach Funds.
  We are pleased to present this Semi-Annual Report to you for the period ended September 30, 1998. This report provides information about your investment, including economic and market trends over the period as well as a performance summary, portfolio review, and strategic outlook for each Fund.
  During the six-month period ended September 30, 1998, global economic events finally caught up with U.S. financial markets. Most acutely affected were stocks, as measured by the S&P 500 Index,(1) with a decrease of 6.95%. By contrast, fixed income securities did well, due to a "flight to quality" in which investors sought to invest in U.S. Treasury securities. For example, government bonds performed well during this period, with returns of 12.74% as measured by the Lehman Brothers Long Government Bond Index.(2)
  Throughout the period, the continued uncertainty in Asia's financial markets spread into global economies, such as Russia and Latin America. Thus far, there has been minimal evidence of a slowdown in the U.S. economy. However, over the past six months, pressure built on the Federal Reserve Board (the Fed) to ease monetary policy, as there was the potential for global and financial strains to affect the U.S. market. As a result, the Fed decreased a key short-term interest rate once on September 29, 1998 and again on October 15, 1998. This signaled an important change in policy meant to impact the economy and hopefully stimulate growth.
  According to the Investment Company Institute, during 1997, U.S. households invested 65% of their total net purchases of financial products in mutual funds.(3) Many of these investors have benefited from unprecedented growth in the market with little exposure to significant declines. However, the large swings we have seen recently will test conservative and aggressive

Treasury Plus Money Market Fund                           LETTER TO SHAREHOLDERS
------------------------------------------------------------------------

investors alike. It will become increasingly important to stay focused on the long-term, evaluate the investment risk of your portfolio, and remain true to your investment plan.
  In our ongoing commitment to provide you with quality investment options, we introduced two new Stagecoach Funds during the past six months. We launched the Corporate Bond Fund in April 1998 and the Strategic Income Fund in July 1998.
  We encourage you to review this Semi-Annual Report as we believe you will find it useful and informative. We also recommend that you continually review your investment portfolio with your financial consultant to determine an appropriate mix of investments to meet your ongoing needs. Thank you for your continued investment with the Stagecoach Funds.

Sincerely,

/s/ Michael J. Hogan
Michael J. Hogan
Senior Vice President
Wells Fargo Bank,
Mutual Fund Group

/s/ R. Greg Feltus
R. Greg Feltus
Chairman and President of
Stagecoach Funds

1 The "S&P 500 Index" is a trademark of Standard and Poor's Corporation. The S&P
  500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets.

2 The Lehman Brothers Long Government Bond Index is an unmanaged index composed of U.S. Treasury bonds with 20-year or longer maturities.

3 Investment Company Institute, Mutual Fund Fact Book, 1998.

INVESTMENT ADVISOR COMMENTARY                    Treasury Plus Money Market Fund
------------------------------------------------------------------------

TREASURY PLUS MONEY MARKET FUND - CLASS E
  The Stagecoach Treasury Plus Money Market Fund (the "Fund") seeks to provide investors with current income and stability of principal. The name of the Fund changed from Stagecoach Treasury Money Market Mutual Fund on August 1, 1998.
  The Fund is managed by Michael Neitzke of Wells Capital Management Incorporated. Mr. Neitzke joined Wells Fargo Bank in 1996 from First Interstate Capital Management. He has over a decade of experience in managing taxable money market mutual funds at First Interstate Bank and Union Capital Advisors. He holds a BA in Finance from California State University, Los Angeles.

PERFORMANCE SUMMARY
  For the six-month period ending September 30, 1998 the Stagecoach Treasury Plus Money Market Fund's cumulative total return was 2.45%. The seven-day current yield for the Fund as of September 30, 1998 was 4.49%. Keep in mind that past performance is no guarantee of future results.

PORTFOLIO REVIEW
  Throughout the period, the U.S. economy was subject to volatile market conditions caused by international economic turmoil in markets such as Asia, Russia and Latin America. One outcome of these conditions was a "flight to quality" in which investors moved into treasury securities, driving interest rates down rapidly. The problems overseas and an anticipation of an interest rate cut by the Federal Reserve Board (the Fed) which eventually occurred on September 29, led us to lengthen the weighted average maturity of the Fund by adding later dated securities. Weighted average maturity is an indication of a fund's sensitivity to interest rates. By adding later dated securities to our portfolio, we were able to maintain competitive yields in the low interest rate environment.
  The effects of the flight to quality had a particularly strong impact on the U.S. Treasury market, causing treasury yields to decline more than any other type of short-term security. Our strategy was to hold larger positions in repurchase agreements in the Treasury Plus Money

Treasury Plus Money Market Fund                    INVESTMENT ADVISOR COMMENTARY
------------------------------------------------------------------------

Market Fund in order to increase yield and liquidity. We were still able to maintain a high credit quality in the Fund's portfolio since the repurchase agreements are backed by U.S. Treasury securities.
  With a strict focus on high credit quality for the Fund, we did not add to our foreign positions during the period and do not hold any positions that have had their credit rating downgraded. We will continue to avoid securities that could be adversely affected by problems overseas. By maintaining high credit quality, liquidity and longer maturities, we were able to maintain stability and competitive yields for the period.

STRATEGIC OUTLOOK
  We feel the concern over global markets will continue to work its way into our domestic economy and affect consumer spending. We will continue to maintain a longer average maturity in the Fund as we expect the Fed to continue to ease monetary policy. We will monitor interest rates, being particularly mindful that the market might anticipate the Fed to lower rates more than will actually occur.
  The Fund is well positioned given the current international economic conditions and low interest rate environment. As a result, we intend to maintain the Fund at its current positioning with a bias toward a defensive posture and increased liquidity. We believe under these uncertain economic conditions, it is prudent to focus more on credit quality and stability rather than purely on yield. As always, we will continue to focus on capital preservation and liquidity.

The Fund is neither insured nor guaranteed by the U.S. Government. Figures quoted represent past performance, which is no guarantee of future results.

The Fund's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower.

Money market funds seek to maintain a stable net asset value of $1.00 per share; however, there can be no assurance that the Fund will meet this objective.

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                                                                               5

                                                      PORTFOLIO OF INVESTMENTS -
Treasury Plus Money Market Fund                   SEPTEMBER 30, 1998 (UNAUDITED)
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             U.S. TREASURY SECURITIES - 53.77%
             U.S. TREASURY NOTES - 19.95%
$14,340,000  U.S. Treasury Notes                                  7.13 %        10/15/98   $   14,347,734
 44,640,000  U.S. Treasury Notes                                  6.38          01/15/99       44,767,367
 25,000,000  U.S. Treasury Notes                                  7.00          04/15/99       25,196,042
 60,000,000  U.S. Treasury Notes                                  6.38          07/15/99       60,441,745
 84,635,000  U.S. Treasury Notes                                  6.50          04/30/99       85,098,217
 25,000,000  U.S. Treasury Notes                                  5.50          11/15/98       25,038,213
 75,000,000  U.S. Treasury Notes                                  5.63          11/30/98       75,017,127
 49,775,000  U.S. Treasury Notes                                  6.25          03/31/99       49,957,818
 69,300,000  U.S. Treasury Notes                                  6.38          04/30/99       69,615,675
 30,000,000  U.S. Treasury Notes                                  5.88          08/31/99       30,188,733
                                                                                           --------------
                                                                                           $  479,668,671

             U.S. TREASURY BILLS - 33.82%
$365,000,000 U.S. Treasury Bills                                  4.98 %#       10/15/98   $  364,453,281
100,000,000  U.S. Treasury Bills                                  5.00 #        10/01/98      100,000,000
 50,000,000  U.S. Treasury Bills                                  4.95 #        10/22/98       49,924,167
300,000,000  U.S. Treasury Bills                                  4.98 #        11/05/98      298,823,611
                                                                                           --------------
                                                                                           $  813,201,058
             TOTAL U.S. TREASURY SECURITIES                                                $1,292,869,729
             (Cost $1,292,869,729)

PORTFOLIO OF INVESTMENTS -
SEPTEMBER 30, 1998 (UNAUDITED)                   Treasury Plus Money Market Fund
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             REPURCHASE AGREEMENTS - 46.18%

$172,361,000 Goldman Sachs Pooled Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         5.45 %        10/01/98   $  172,361,000
284,088,000  HSBC Securities Incorporated Repurchase
               Agreement - 102% Collateralized by U.S.
               Government Securities                              5.35          10/01/98      284,088,000
330,272,000  JP Morgan Securities Incorporated Repurchase
               Agreement - 102% Collateralized by U.S.
               Government Securities                              5.30          10/01/98      330,272,000
323,421,000  Morgan Stanley & Company Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         5.35          10/01/98      323,421,000
                                                                                           --------------
             TOTAL REPURCHASE AGREEMENTS                                                   $1,110,142,000
             (Cost $1,110,142,000)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $2,403,011,729)*                                   99.95%               $2,403,011,729
                (Note 1)
              Other Assets and Liabilities, Net                         0.05                     1,176,373
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $2,404,188,102
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  #  YIELD TO MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

The accompanying notes are an integral part of these financial statements.

                                           STATEMENT OF ASSETS AND LIABILITIES -
Treasury Plus Money Market Fund                   SEPTEMBER 30, 1998 (UNAUDITED)
------------------------------------------------------------------------

                                                                  TREASURY PLUS
                                                                   MONEY MARKET
                                                                           FUND
ASSETS
INVESTMENTS:
  In securities, at market value and cost
    (includes repurchase agreements of $1,110,142,000)           $2,403,011,729
  Cash                                                                1,566,545
RECEIVABLES:
  Interest                                                            9,102,615
Organization expenses, net of amortization                               50,395
Prepaid expenses                                                        126,289
TOTAL ASSETS                                                      2,413,857,573

LIABILITIES
Payables:
  Distribution to shareholders                                        8,360,543
  Due to distributor (Note 2)                                           264,738
  Due to adviser (Note 2)                                               829,047
  Other                                                                 215,143
TOTAL LIABILITIES                                                     9,669,471
TOTAL NET ASSETS                                                 $2,404,188,102
NET ASSETS CONSIST OF:
  Paid-in capital                                                $2,404,110,855
  Undistributed net realized gain (loss) on investments                  77,247
TOTAL NET ASSETS                                                 $2,404,188,102

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets - Class A                                             $  581,265,946
Shares outstanding - Class A                                        581,289,633
Net asset value and offering price per share - Class A           $         1.00
Net assets - Administrative Class                                $  121,534,091
Shares outstanding - Administrative Class                           121,516,083
Net asset value and offering price per share -
  Administrative Class                                           $         1.00
Net assets - Class E                                             $  641,108,691
Shares outstanding - Class E                                        641,080,992
Net asset value and offering price per share - Class E           $         1.00
Net assets - Institutional Class                                 $  489,466,553
Shares outstanding - Institutional Class                            489,584,505
Net asset value and offering price per share - Institutional
  Class                                                          $         1.00
Net assets - Service Class                                       $  570,812,821
Shares outstanding - Service Class                                  570,815,495
Net asset value and offering price per share - Service Class     $         1.00
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS - FOR THE SIX MONTHS
ENDED SEPTEMBER 30, 1998 (UNAUDITED)             Treasury Plus Money Market Fund
------------------------------------------------------------------------

                                                TREASURY
                                              PLUS MONEY
                                             MARKET FUND

INVESTMENT INCOME
  Interest                                   $60,034,265
TOTAL INVESTMENT INCOME                       60,034,265
EXPENSES (NOTE 2)
  Advisory fees                                2,728,006
  Administration fees                            763,840
  Custody fees                                   182,233
  Shareholder servicing fees                   2,202,259
  Portfolio accounting fees                      249,072
  Transfer agency fees                           832,218
  Distribution fees                               12,962
  Organization costs                              12,642
  Legal and audit fees                            69,044
  Registration fees                               70,189
  Directors' fees                                  2,242
  Shareholder reports                             18,049
  Other                                           22,875
TOTAL EXPENSES                                 7,165,631
Less:
  Waived fees and reimbursed expenses         (1,661,924)
Net Expenses                                   5,503,707
NET INVESTMENT INCOME (LOSS)                  54,530,558
Net realized gain (loss) on sale of
  investments                                     44,455
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                  $54,575,013
--------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Treasury Plus Money Market Fund              STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------

                                                   TREASURY PLUS MONEY MARKET FUND
                                             -------------------------------------
                                                 (UNAUDITED )
                                                  FOR THE SIX              FOR THE
                                                 MONTHS ENDED           YEAR ENDED
                                                SEPTEMBER 30,            MARCH 31,
                                                         1998             1998 (1)

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)                 $     54,530,558     $     92,254,980
Net realized gain (loss) on sale of
  investments                                          44,455              104,070
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                      54,575,013           92,359,050
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                       (10,965,795)          (7,909,738)
    ADMINISTRATIVE CLASS                           (3,745,050)          (2,844,289)(2)
    CLASS E                                       (16,092,371)         (35,555,799)
    INSTITUTIONAL CLASS                           (13,112,231)         (25,427,944)
    SERVICE CLASS                                 (10,615,111)         (20,517,210)
  From net realized gain on sale of
    investments
    CLASS A                                                 0               (1,806)
    ADMINISTRATIVE CLASS                                    0                    0(2)
    CLASS E                                                 0              (30,443)
    INSTITUTIONAL CLASS                                     0              (24,671)
    SERVICE CLASS                                           0              (15,375)
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A           1,081,309,546        1,005,876,144
  Reinvestment of dividends - Class A               2,161,851            1,522,843
  Cost of shares redeemed - Class A              (883,807,250)        (692,285,990)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS A                          199,664,147          315,112,997
  Proceeds from shares sold -
    Administrative Class                          109,208,132          267,085,382(2)
  Reinvestment of dividends -
    Administrative Class                            3,809,439            2,351,192(2)
  Cost of shares redeemed -
    Administrative Class                         (168,429,144)         (92,509,640)(2)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM FROM CAPITAL SHARE
  TRANSACTIONS -
  ADMINISTRATIVE CLASS                            (55,411,573)         176,926,934(2)
  Proceeds from shares sold - Class E             624,324,787        1,732,685,997
  Reinvestment of dividends - Class E                       0                    0
  Cost of shares redeemed - Class E              (698,787,438)      (1,837,801,845)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS E                          (74,462,651)        (105,115,848)
  Proceeds from shares sold -
    Institutional Class                         1,144,914,382        1,810,109,209
  Reinvestment of dividends -
    Institutional Class                             2,795,464            3,525,822
  Cost of shares redeemed -
    Institutional Class                        (1,159,747,327)      (1,761,790,304)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - INSTITUTIONAL CLASS              (12,037,481)          51,844,727
  Proceeds from shares sold - Service
    Class                                       2,021,662,608        2,944,938,309
  Reinvestment of dividends - Service
    Class                                           2,235,917            1,738,759
  Cost of shares redeemed - Service
    Class                                      (1,820,202,498)      (3,062,973,983)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - SERVICE CLASS                    203,696,027         (116,296,915)
INCREASE (DECREASE) IN NET ASSETS                 261,492,924          322,503,670

NET ASSETS:
  Beginning net assets                          2,142,695,178        1,820,191,508
ENDING NET ASSETS                            $  2,404,188,102     $  2,142,695,178

----------------------------------------------------------------------------------

(1) "PROCEEDS FROM SHARES SOLD" INCLUDES $354,329,074 FOR THE CLASS A SHARES AND $206,192,634 FOR THE ADMINISTRATIVE CLASS SHARES AS A RESULT OF THE CONSOLIDATION OF THE OVERLAND EXPRESS U.S. TREASURY MONEY MARKET FUND.
(2)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.

The accompanying notes are an integral part of these financial statements.

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                                                                              11

Treasury Plus Money Market Fund                             FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                            TREASURY PLUS MONEY
                                                                                MARKET FUND (1)
                                                                                        CLASS A
                                                                         ----------------------
                                                                         (UNAUDITED)
                                                                         SIX MONTHS
                                                                              ENDED  YEAR ENDED
                                                                          SEPT. 30,   MARCH 31,
                                                                               1998        1998
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                          $1.00       $1.00
                                                                         ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                                 0.02        0.05
  Net realized gain (loss) on investments                                      0.00        0.00
                                                                         ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                                               0.02        0.05
LESS DISTRIBUTIONS:
  Dividends from net investment income                                        (0.02)      (0.05)
  Distributions from net realized gain                                         0.00        0.00
                                                                         ----------  ----------
TOTAL FROM DISTRIBUTIONS                                                      (0.02)      (0.05)
                                                                         ----------  ----------
NET ASSET VALUE, END OF PERIOD                                                $1.00       $1.00
                                                                         ----------  ----------
                                                                         ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)                                                 2.45%       5.06%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                                         $581,266    $381,594
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                                     0.65%       0.62%
  Ratio of net investment income to average net assets                        4.85%       4.93%
-----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived fees and
  reimbursed expenses                                                         0.78%       0.85%
Ratio of net investment income to average net assets prior to waived
  fees and reimbursed expenses                                                4.72%       4.70%
-----------------------------------------------------------------------------------------------

(1) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON OCTOBER 1, 1995.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.

FINANCIAL HIGHLIGHTS                             Treasury Plus Money Market Fund
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                 TREASURY PLUS MONEY MARKET FUND (1) (CONT.)
                                                        ADMINISTRATIVE CLASS
                                     CLASS A (CONT.)  ----------------------
                              ----------------------  (UNAUDITED)
                              SIX MONTHS              SIX MONTHS      PERIOD
                                   ENDED  YEAR ENDED       ENDED       ENDED
                               MARCH 31,   SEPT. 30,   SEPT. 30,   MARCH 31,
                                1997 (2)    1996 (3)        1998    1998 (4)
----------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                        $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                          0.02        0.05        0.03        0.02
  Net realized gain (loss)
    on investments                  0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.02        0.05        0.03        0.02
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.02)      (0.05)      (0.03)      (0.02)
  Distributions from net
    realized gain                   0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.02)      (0.05)      (0.03)      (0.02)
                              ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                           $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)                      2.42%       4.95%       2.57%       1.52%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                       $66,486     $53,706    $121,534    $176,942
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             0.55%       0.55%       0.41%       0.40%
  Ratio of net investment
    income to average net
    assets                         4.81%       4.96%       5.08%       5.17%
----------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         0.75%       0.67%       0.58%       0.56%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                         4.61%       4.84%       4.91%       5.01%
----------------------------------------------------------------------------

(1) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON OCTOBER 1, 1995.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.

Treasury Plus Money Market Fund                             FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                             TREASURY PLUS MONEY MARKET FUND(1)
                                                                                        (CONT.)
                                                                                        CLASS E
                                                             ----------------------------------
                                                             (UNAUDITED)
                                                             SIX MONTHS                  PERIOD
                                                                  ENDED  YEAR ENDED       ENDED
                                                              SEPT. 30,   MARCH 31,   MARCH 31,
                                                                   1998        1998    1997 (3)
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $1.00       $1.00       $1.00
                                                             ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                     0.02        0.05        0.00
  Net realized gain (loss) on investments                          0.00        0.00        0.00
                                                             ----------  ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                                   0.02        0.05        0.00
LESS DISTRIBUTIONS:
  Dividends from net investment income                            (0.02)      (0.05)       0.00
  Distributions from net realized gain                             0.00        0.00        0.00
                                                             ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS                                          (0.02)      (0.05)       0.00
                                                             ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD                                    $1.00       $1.00       $1.00
                                                             ----------  ----------  ----------
                                                             ----------  ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)                                     2.45%       4.99%       0.11%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                             $641,109    $715,554    $820,657
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                         0.65%       0.65%       0.65%
  Ratio of net investment income to average net assets            4.85%       4.87%       4.86%
-----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                    0.77%       0.84%       0.88%
Ratio of net investment income to average net assets prior
  to waived fees and reimbursed expenses                          4.73%       4.68%       4.63%
-----------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON MARCH 24, 1997.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON AUGUST 11, 1995.

FINANCIAL HIGHLIGHTS                             Treasury Plus Money Market Fund
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                             TREASURY PLUS MONEY MARKET FUND (1) (CONT.)
                                                                     INSTITUTIONAL CLASS
                              ----------------------------------------------------------
                              (UNAUDITED)
                              SIX MONTHS              SIX MONTHS                  PERIOD
                                   ENDED  YEAR ENDED       ENDED  YEAR ENDED       ENDED
                               SEPT. 30,   MARCH 31,   MARCH 31,   SEPT. 30,   SEPT. 30,
                                    1998        1998    1997 (2)        1996    1995 (4)
----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                        $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                          0.03        0.05        0.03        0.05        0.01
  Net realized gain (loss)
    on investments                  0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.03        0.05        0.03        0.05        0.01
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.03)      (0.05)      (0.03)      (0.05)      (0.01)
  Distributions from net
    realized gain                   0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.03)      (0.05)      (0.03)      (0.05)      (0.01)
                              ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                           $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)                      2.66%       5.41%       2.58%       5.26%     5.51%**
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                      $489,467    $501,494    $449,647    $540,689     $36,443
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             0.25%       0.25%       0.25%       0.25%       0.26%
  Ratio of net investment
    income to average net
    assets                         5.25%       5.28%       5.11%       5.21%       5.42%
----------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         0.40%       0.40%       0.39%       0.59%       0.69%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                         5.10%       5.13%       4.97%       4.87%       4.99%
----------------------------------------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON MARCH 24, 1997.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON AUGUST 11, 1995.

Treasury Plus Money Market Fund                             FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                            TREASURY PLUS MONEY
                                                                                MARKET FUND (1)
                                                                                        (CONT.)
                                                                                  SERVICE CLASS
                                                                         ----------------------
                                                                         (UNAUDITED)
                                                                         SIX MONTHS
                                                                              ENDED  YEAR ENDED
                                                                          SEPT. 30,   MARCH 31,
                                                                               1998        1998
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                          $1.00       $1.00
                                                                         ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                                 0.02        0.05
  Net realized gain (loss) on investments                                      0.00        0.00
                                                                         ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                                               0.02        0.05
LESS DISTRIBUTIONS:
  Dividends from net investment income                                        (0.02)      (0.05)
  Distributions from net realized gain                                         0.00        0.00
                                                                         ----------  ----------
TOTAL FROM DISTRIBUTIONS                                                      (0.02)      (0.05)
                                                                         ----------  ----------
NET ASSET VALUE, END OF PERIOD                                                $1.00       $1.00
                                                                         ----------  ----------
                                                                         ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)                                                 2.56%       5.20%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                                         $570,813    $367,111
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                                     0.45%       0.45%
  Ratio of net investment income to average net assets                        5.05%       5.07%
-----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived fees and
  reimbursed expenses                                                         0.68%       0.65%
Ratio of net investment income to average net assets prior to waived
  fees and reimbursed expenses                                                4.82%       4.87%
-----------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30.

FINANCIAL HIGHLIGHTS                             Treasury Plus Money Market Fund
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                 TREASURY PLUS MONEY MARKET FUND (1) (CONT.)
                                                       SERVICE CLASS (CONT.)
                              ----------------------------------------------
                              SIX MONTHS                          SIX MONTHS
                                   ENDED  YEAR ENDED  YEAR ENDED       ENDED
                               MARCH 31,   SEPT. 30,   SEPT. 30,   SEPT. 30,
                                1997 (2)        1996        1995    1994 (3)
----------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                        $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                          0.02        0.05        0.05        0.02
  Net realized gain (loss)
    on investments                  0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.02        0.05        0.05        0.02
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.02)      (0.05)      (0.05)      (0.02)
  Distributions from net
    realized gain                   0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.02)      (0.05)      (0.05)      (0.02)
                              ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                           $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)                      2.47%       5.03%       5.42%     3.75%**
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                      $483,401  $1,340,325  $1,001,707    $690,630
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             0.45%       0.45%       0.42%       0.43%
  Ratio of net investment
    income to average net
    assets                         4.91%       4.98%       5.32%       3.72%
----------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         0.61%       0.60%       0.66%       0.90%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                         4.75%       4.83%       5.08%       3.25%
----------------------------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30.

Treasury Plus Money Market Fund        NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION
  Stagecoach Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Company commenced operations on January 1, 1992, and is currently comprised of thirty-three separate series. These financial statements represent the Treasury Plus Money Market Fund (the "Fund"), a diversified series of the Company.
  Prior to August 1, 1998 the Treasury Plus Money Market Fund was known as the "Treasury Money Market Mutual Fund".
  At a meeting held on July 23, 1997, the Boards of Directors of Overland Express Funds, Inc. ("Overland") and the Company approved a consolidation agreement providing for the transfer of the assets and liabilities of each Overland fund to a corresponding fund of the Company in exchange for shares of designated classes of the corresponding Stagecoach fund (the "Consolidation"). The Consolidation was subsequently approved by Overland shareholders. As a result of this Consolidation, effective at the close of business on December 12, 1997, the Fund acquired all of the assets and assumed all of the liabilities of the Overland U.S. Treasury Money Market Fund. The acquisition was accomplished in a tax-free exchange for shares of the Fund.
  At a special shareholders meeting on July 16, 1996, the Shareholders of Pacifica Funds Trust ("Pacifica") approved a plan of reorganization providing for the transfer of the assets and liabilities of each Pacifica portfolio to a corresponding fund of the Company in exchange for shares of designated classes of the corresponding Stagecoach Fund. As a result of this reorganization, effective September 6, 1996, the Stagecoach Treasury Plus Money Market Fund was established to acquire all of the assets and assume all of the liabilities of the Pacifica Treasury Money Market Fund (the "Predecessor Fund"). This acquisition was accomplished in a tax-free exchange for shares of the Stagecoach Treasury Plus Money Market Fund. All performance and financial data for the Treasury Plus Money Market Fund for periods prior to September 6, 1996 refers to the Predecessor Fund.
  The Fund offers Class A, Administrative Class, Class E, Institutional Class, and Service Class shares. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees, shareholder servicing fees and transfer agency fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)        Treasury Plus Money Market Fund
------------------------------------------------------------------------

determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro rata based on the net assets of each class on the date of distribution. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain and loss allocations and from differences in separate class expenses, including distribution, shareholder servicing and transfer agency fees.
  The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies.
  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION
  The Fund invests only in securities with remaining maturities not exceeding 397 days (thirteen months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.
  The Fund uses the amortized cost method to value its portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Fund seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

SECURITY TRANSACTIONS AND INCOME RECOGNITION
  Securities transactions are recorded on a trade date basis. Interest income is accrued daily. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts are accreted and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

Treasury Plus Money Market Fund        NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
------------------------------------------------------------------------

REPURCHASE AGREEMENTS
  Transactions involving purchases of securities under agreements to resell such securities ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Fund's Portfolio of Investments. The Fund may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank, N.A. ("WFB"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held in the Fund are collateralized by instruments such as U.S. Treasury or federal agency obligations.

DISTRIBUTIONS TO SHAREHOLDERS
  Dividends to shareholders from net investment income, if any, are declared daily and distributed monthly. Any distributions to shareholders from net realized capital gains are declared and distributed at least annually.

FEDERAL INCOME TAXES
  The Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Company to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at September 30, 1998.
  Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Fund. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent that these

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)        Treasury Plus Money Market Fund
------------------------------------------------------------------------

differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

DEFERRED ORGANIZATION COSTS
  Certain costs incurred in connection with the organization of the Fund and its initial registration with the Securities and Exchange Commission and with the various states are amortized on a straight-line basis over 60 months from the date the Fund commenced operations.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
  The Company has entered into an advisory contract on behalf of the Fund with WFB. Pursuant to the contract, WFB has agreed to provide the Fund with daily portfolio management. Under the contract, WFB is entitled to be paid a monthly advisory fee at an annual rate of 0.25% of the Fund's average daily net assets. On August 1, 1998, Wells Capital Management Incorporated ("WCM"), a wholly-owned subsidiary of WFB, began acting as investment sub-advisor to the Fund. WCM is entitled to receive from WFB, as compensation for its sub-advisory services to the Fund, a monthly fee at the annual rate of 0.05% of the Fund's average daily net assets up to $960 million and 0.04% of the Fund's average daily net assets in excess of $960 million. WCM's minimum annual fee is $120,000 for the Fund. This minimum annual fee does not increase the advisory fees paid by the Funds to WFB.
  The Company has entered into a contract on behalf of the Fund with WFB, whereby WFB is responsible for providing custody and portfolio accounting services for the Fund. Pursuant to the contract, WFB is entitled to certain transaction charges plus a monthly fee for custody services at an annual rate of 0.0167% of the average daily net assets of the Fund. For portfolio accounting services, WFB is entitled to a monthly base fee of $2,000 plus an annual fee of 0.07% of the first $50 million of the Fund's average daily net assets, 0.045% of the next $50 million, and 0.02% of the Fund's average daily net assets in excess of $100 million.
  The Company has entered into a contract on behalf of the Fund with WFB, whereby WFB provides transfer agency services for the Fund. Under the transfer agency contract, WFB is entitled to receive transfer agency fees at an annual rate of 0.10% of the average daily net assets of the Class A, Class E and Service Class shares of the Fund, and 0.02% of the average daily net assets of the Administrative Class and Institutional Class shares of the Fund. Prior to

Treasury Plus Money Market Fund        NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
------------------------------------------------------------------------

September 1, 1997, WFB was entitled to receive transfer agency fees at an annual rate of 0.02% of the average daily net assets of the Class E and Service Class shares of the Fund.
  Transfer agency fees paid on behalf of the Fund for the six months ended September 30, 1998 were as follows:

           ADMINISTRATIVE            INSTITUTIONAL     SERVICE
  CLASS A  CLASS            CLASS E  CLASS               CLASS
--------------------------------------------------------------
$ 224,848  $      14,755  $ 331,766  $     49,960   $ 210,889

  The Company has entered into a contract on behalf of the Fund with WFB, whereby WFB has agreed to provide shareholder services for the Fund. Pursuant to the contract, WFB is entitled to receive shareholder servicing fees at an annual rate of 0.30% of the average daily net assets of the Class A and Class E shares of the Fund, 0.15% of the average daily net assets of the Administrative Class shares and 0.20% of the average daily net assets of the Service Class shares of the Fund. Prior to September 1, 1997, WFB was entitled to receive shareholder servicing fees at an annual rate of 0.25% of the average daily net assets of the Class A and Class E shares of the Fund.
  Shareholder servicing fees paid on behalf of the Fund for the six months ended September 30, 1998 were as follows:

           ADMINISTRATIVE                SERVICE
  CLASS A  CLASS            CLASS E        CLASS
------------------------------------------------
$ 674,545  $     110,636  $ 995,300   $ 421,778

  The Company has entered into administration agreements on behalf of the Fund whereby WFB as administrator and Stephens Inc. ("Stephens") as co-administrator provide the Fund with administration services. For these services, WFB and Stephens are entitled to receive monthly fees at the annual rates of 0.03% and 0.04%, respectively, of the Fund's average daily net assets.
  The Company has adopted separate Distribution Plans for Class A and Class E shares of the Fund pursuant to Rule 12b-1 under the 1940 Act (each, a "Plan"). The Plan for the Class A shares of the Fund provides that the Fund may pay to Stephens, shares as compensation for distribution-related services or as reimbursement for distribution-related expenses, up to 0.05% of the average daily net assets attributable to the Class A shares.
  Under the Plan for Class E shares of the Fund, the Fund may pay to Stephens, as compensation for distribution-related services or as reimbursement for distribution-related expenses, a monthly fee at an annual rate of up to 0.10% of the average daily net assets attributable to its Class E shares.
  The Fund may participate in joint distribution activities with other Funds, in which event, expenses reimbursed out of the assets of one of the Funds may be

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)        Treasury Plus Money Market Fund
------------------------------------------------------------------------

attributable, in part, to the distribution-related activities of another Fund. Generally, the expenses of joint distribution activities are allocated among the Funds in proportion to their relative net asset sizes.
  For the period ended September 30, 1998, the Fund paid distribution fees of $12,962 and $0 for the Class A and Class E shares, respectively.
  Registration fees paid on behalf of the Fund for the six months ended September 30, 1998 were as follows:

           ADMINISTRATIVE            INSTITUTIONAL     SERVICE
  CLASS A  CLASS            CLASS E  CLASS               CLASS
--------------------------------------------------------------
$  10,027  $      30,081  $  10,027  $     10,027   $  10,027

WAIVED FEES AND REIMBURSED EXPENSES
  The amount shown as waived fees and reimbursed expenses on the Statement of Operations for the period ended September 30, 1998 was waived by WFB. Waived fees and reimbursed expenses continue at the discretion of WFB and Stephens.
  Certain officers and one director of the Company are also officers of Stephens. As of September 30, 1998, Stephens owned 140,046 shares of the Fund.

Treasury Plus Money Market Fund        NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
------------------------------------------------------------------------

3. CAPITAL SHARE TRANSACTIONS
  As of September 30, 1998, there were over 242 billion shares of $0.001 par value capital stock authorized by the Company. As of September 30, 1998, the Fund was authorized to issue 10 billion shares of $0.001 par value capital stock for each class of shares. Capital share transactions for the Fund were as follows:

                                                            TREASURY PLUS MONEY MARKET FUND
                                                    ---------------------------------------
                                                           (UNAUDITED)
                                                           FOR THE SIX              FOR THE
                                                          MONTHS ENDED           YEAR ENDED
                                                    SEPTEMBER 30, 1998   MARCH 31, 1998 (1)
-------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                               1,081,309,546          1,005,879,507
  Shares issued in reinvestment of dividends --
    Class A                                                2,161,851              1,522,843
  Shares redeemed -- Class A                            (883,807,250)          (692,284,609)
NET INCREASE(DECREASE) IN SHARES OUTSTANDING --
  CLASS A                                                199,664,147            315,117,741
  Shares sold -- Administrative Class(2)                 109,208,132            267,085,382
  Shares issued in reinvestment of dividends --
    Administrative Class(2)                                3,809,439              2,351,192
  Shares redeemed -- Administrative Class(2)            (168,429,144)           (92,508,918)
NET INCREASE(DECREASE) IN SHARES OUTSTANDING --
  ADMINISTRATIVE CLASS(2)                                (55,411,573)           176,927,656
  Shares sold -- Class E                                 624,324,787          1,732,685,998
  Shares issued in reinvestment of dividends --
    Class E                                                        0                      0
  Shares redeemed -- Class E                            (698,787,438)        (1,837,799,382)
NET INCREASE(DECREASE) IN SHARES OUTSTANDING --
  CLASS E                                                (74,462,651)          (105,113,384)
  Shares sold -- Institutional Class                   1,144,914,381          1,810,109,209
  Shares issued in reinvestment of dividends --
    Institutional Class                                    2,795,464              3,525,822
  Shares redeemed -- Institutional Class              (1,159,747,327)        (1,761,788,362)
NET INCREASE(DECREASE) IN SHARES OUTSTANDING --
  INSTITUTIONAL CLASS                                    (12,037,482)            51,846,669
  Shares sold -- Service Class                         2,021,662,608          2,944,938,308
  Shares issued in reinvestment of dividends --
    Service Class                                          2,235,917              1,738,759
  Shares redeemed -- Service Class                    (1,820,202,498)        (3,062,972,733)
NET INCREASE(DECREASE) IN SHARES OUTSTANDING --
  SERVICE CLASS                                          203,696,027           (116,295,666)

(1) "SHARES SOLD" INCLUDES 354,332,437 FOR CLASS A SHARES AND 206,192,634 FOR ADMINISTRATIVE CLASS SHARES AS A RESULT OF THE CONSOLIDATION OF THE OVERLAND U.S. TREASURY MONEY MARKET FUND.
(2) THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LIST OF ABBREVIATIONS
------------------------------------------------------------------------

  The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG              --   Association of Bay Area Governments
ADR               --   American Depository Receipts
AMBAC             --   American Municipal Bond Assurance Corporation
AMT               --   Alternative Minimum Tax
ARM               --   Adjustable Rate Mortgages
BART              --   Bay Area Rapid Transit
CDA               --   Community Development Authority
CDSC              --   Contingent Deferred Sales Charge
CGIC              --   Capital Guaranty Insurance Company
CGY               --   Capital Guaranty Corporation
CMT               --   Constant Maturity Treasury
COFI              --   Cost of Funds Index
CONNIE LEE        --   Connie Lee Insurance Company
COP               --   Certificate of Participation
CP                --   Commercial Paper
DW&P              --   Department of Water & Power
DWR               --   Department of Water Resources
EDFA              --   Education Finance Authority
FGIC              --   Financial Guaranty Insurance Corporation
FHA               --   Federal Housing Authority
FHLMC             --   Federal Home Loan Mortgage Corporation
FNMA              --   Federal National Mortgage Association
FRN               --   Floating Rate Notes
FSA               --   Financial Security Assurance, Inc
GNMA              --   Government National Mortgage Association
GO                --   General Obligation
HFA               --   Housing Finance Authority
HFFA              --   Health Facilities Financing Authority
IDA               --   Industrial Development Authority
LIBOR             --   London Interbank Offered Rate
LOC               --   Letter of Credit
LP                --   Limited Partnership
MBIA              --   Municipal Bond Insurance Association
MFHR              --   Multi-Family Housing Revenue
MTN               --   Medium Term Note
MUD               --   Municipal Utility District
PCFA              --   Pollution Control Finance Authority
PCR               --   Pollution Control Revenue
PFA               --   Public Finance Authority
PSFG              --   Public School Fund Guaranty
RAW               --   Revenue Anticipation Warrants
RDA               --   Redevelopment Authority
RDFA              --   Redevelopment Finance Authority
R&D               --   Research & Development
SFMR              --   Single Family Mortgage Revenue
TBA               --   To Be Announced
TRAN              --   Tax Revenue Anticipation Notes
USD               --   Unified School District
V/R               --   Variable Rate

Wells Fargo Bank, N.A. provides investment advisory services, shareholder services and/or certain other services for the Stagecoach Funds. Wells Capital Management Incorporated ("WCM") provides investment sub-advisory services for certain Stagecoach Funds. The Funds are distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo Bank, N.A. and WCM are not affiliated with Stephens Inc.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Stagecoach Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.



STAGECOACH FUNDS-Registered
                 Trademark-
P.O. Box 7066
San Francisco, CA 94120-7066

DATED MATERIAL
PLEASE EXPEDITE


                                                             SC MME SAR (11/98)